SHARE-BASED COMPENSATION - Fair value of options granted and compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Fair value of options granted estimation:
Risk-free interest rate (as a percent)		4.13%
Expected term (in years)	0 years	4 years	0 years
Expected dividend yield (as a percent)		0.00%
Expected volatility (as a percent)		40.00%
Expected forfeiture rate (post-vesting) (as a percent)		15.00%
Minimum
Fair value of options granted estimation:
Risk-free interest rate (as a percent)		4.13%
Employee Stock Option
Fair value of options granted estimation:
Unrecognized compensation expenses	$ 2,843			$ 366
Weighted-average period expected to be recognized for unrecognized compensation expense (in years)	1 year 9 months 10 days